Financing receivables, net - Balances of financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing receivables, net
Due in 0 - 12 months	¥ 86,866	¥ 84,858
Due in 13 - 24 months	1,630
Total financing receivables	¥ 88,496	¥ 84,858